NET LOSS PER SHARE OF COMMON STOCK (Details) - USD ($)	3 Months Ended				6 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2019	Jun. 30, 2018
Basic net loss per share of common stock:
Net Loss	$ (3,538,810)	$ (6,312,606)	$ (5,291,246)	$ (5,039,026)	$ (9,851,416)	$ (10,330,272)
Weighted average shares of common stock outstanding	12,656,240		10,347,418		11,392,524	10,347,418
Net loss per shares of common stock-basic and diluted	$ (0.28)		$ (0.51)		$ (0.86)	$ (1.00)
Potentially dilutive securities
Potentially dilutive securities outstanding excluded from the computation of diluted weighted average shares outstanding	2,105,311		2,082,811		2,102,478	2,802,811
Stock options
Potentially dilutive securities
Potentially dilutive securities outstanding excluded from the computation of diluted weighted average shares outstanding	290,500		988,000		287,667	988,000
Warrants
Potentially dilutive securities
Potentially dilutive securities outstanding excluded from the computation of diluted weighted average shares outstanding	1,814,811		1,814,811		1,814,811	1,814,811